Investments in joint ventures - Transactions between group and its joint ventures (Details) - Joint ventures - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sales to joint ventures
Sales to related parties	$ 2,974	$ 4,884	$ 4,603
Related party receivable	180	431	251
Purchases from joint ventures
Purchases of goods, related party	959	1,812	1,336
Related party payables	$ 84	$ 225	$ 300